JOINT VENTURES AND ASSOCIATES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 30,657,173	$ 24,652,792	$ 25,321,028
Investments in joint ventures and affiliates, Liabilities	1,278,250	1,548,829	1,970,903
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	27,572,597	24,619,773	25,297,376
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	54,957	33,019	23,652
Alfalfa Technologies S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	97,920
Moolec Science Limited
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	2,931,699
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 1,278,250	$ 1,548,829	$ 1,970,903